Convertible Preferred shares, shareholders' Deficit and Equity incentive Plan (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Schedule of share option activity of equity incentive plan
	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)

Balance as of December 31, 2020	12,418,350	$2.04	7.83	$121,325.91
Granted	-
Exercised	(1,994,371)	$0.83		$124,762.70
Forfeited	(291,825)	$2.66
Balance as of December 31, 2021	10,132,154	$2.26	7.13	$619,339.90
Exercisable as of December 31, 2021	7,955,457	$2.15	6.80	$487,203.07

Schedule of black-Scholes assumptions used to value employee options
	Year Ended December 31,
	2019	2020

Expected term (years)	6.11	6.11
Expected volatility	70.0%	70.0%
Risk-free interest rate	1.7% - 2.6%	0.37% - 1.45%
Expected dividend yield	0.0%	0.0%

Schedule of restricted stock unit activity
	Amount of RSU’s	Weighted average grant date fair value

Unvested as of December 31, 2020	-	$-
Granted	467,589	63.75
Vested	24,571	68.46
Forfeited	-

Unvested as of December 31, 2021	443,018	$63.49

Schedule of share-based compensation expense
	Year Ended December 31,
	2019	2020	2021
	(in thousands)

Cost of revenue	$2	$10	$85
Research and development	79	507	4,192
Sales and marketing	22	442	1,287
General and administrative	118	2,997	6,437
Total share-based compensation expense	$221	$3,956	$12,001

Schedule of Series E convertible preferred shares
	December 31, 2020
	Designated Shares Authorized	Shares Issued and Outstanding

Series A	19,298	19,298
Series A-1	20,364	20,364
Series B-1	37,361	37,361
Series B-2	17,792	17,792
Series C	15,822	15,822
Series D-1	27,758	27,758
Series E	23,706	23,706

Total convertible preferred shares	162,101	162,101

Schedule of ordinary shares reserved for future issuance
	December 31,
	2020	2021

Conversion of convertible preferred shares	97,260,600	-
Outstanding share options	12,418,350	10,132,154
Unvested RSU’s	-	443,018
Remaining shares available for future issuance under the 2021 Plan	3,470,250	2,749,064
Total shares of ordinary shares reserved	113,149,200	13,324,236